Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth & Income Portfolio

March 31, 2020

VIPGI-QTLY-0520
1.799851.116

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
COMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc. (a)	301,680	$16,209,266
Entertainment - 1.8%
Activision Blizzard, Inc.	130,900	7,785,932
The Walt Disney Co.	36,800	3,554,880
Vivendi SA	448,100	9,474,356
		20,815,168
Interactive Media & Services - 0.3%
Alphabet, Inc.:
Class A (b)	1,518	1,763,840
Class C (b)	1,483	1,724,447
		3,488,287
Media - 4.3%
Comcast Corp. Class A (a)	1,322,762	45,476,558
Interpublic Group of Companies, Inc.	280,100	4,534,819
Omnicom Group, Inc.	18,700	1,026,630
Sinclair Broadcast Group, Inc. Class A	34,300	551,544
		51,589,551

TOTAL COMMUNICATION SERVICES		92,102,272

CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.2%
BorgWarner, Inc.	87,880	2,141,636
Automobiles - 0.1%
Harley-Davidson, Inc.	37,800	715,554
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp.	41,300	2,715,062
Household Durables - 0.3%
Mohawk Industries, Inc. (b)	600	45,744
Whirlpool Corp.	44,500	3,818,100
		3,863,844
Specialty Retail - 1.0%
Lowe's Companies, Inc.	111,417	9,587,433
TJX Companies, Inc. (a)	52,400	2,505,244
		12,092,677
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B (a)	53,200	4,401,768
Puma AG	2,201	129,320
PVH Corp.	21,800	820,552
Tapestry, Inc.	28,900	374,255
		5,725,895

TOTAL CONSUMER DISCRETIONARY		27,254,668

CONSUMER STAPLES - 10.1%
Beverages - 1.5%
Diageo PLC sponsored ADR	15,600	1,983,072
Pernod Ricard SA	6,100	865,812
Remy Cointreau SA	9,300	1,013,596
The Coca-Cola Co.	316,253	13,994,195
		17,856,675
Food & Staples Retailing - 2.0%
Walgreens Boots Alliance, Inc.	79,300	3,627,975
Walmart, Inc. (a)	179,700	20,417,514
		24,045,489
Household Products - 1.3%
Colgate-Palmolive Co.	19,100	1,267,476
Energizer Holdings, Inc.	34,600	1,046,650
Procter & Gamble Co. (a)	74,850	8,233,500
Reynolds Consumer Products, Inc.	91,100	2,657,387
Spectrum Brands Holdings, Inc.	67,400	2,451,338
		15,656,351
Personal Products - 0.2%
Unilever NV	38,000	1,867,749
Tobacco - 5.1%
Altria Group, Inc.	1,187,300	45,912,891
British American Tobacco PLC sponsored ADR	330,600	11,303,214
Philip Morris International, Inc.	52,500	3,830,400
		61,046,505

TOTAL CONSUMER STAPLES		120,472,769

ENERGY - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
Cenovus Energy, Inc.	7,000	14,140
Cenovus Energy, Inc. (Canada)	2,178,004	4,395,318
Equinor ASA sponsored ADR	1,017,500	12,393,150
Exxon Mobil Corp.	1,140,600	43,308,582
Hess Corp.	327,100	10,892,430
Kosmos Energy Ltd.	881,021	789,042
The Williams Companies, Inc.	48,800	690,520
Total SA sponsored ADR	15,800	588,392
		73,071,574
FINANCIALS - 14.7%
Banks - 9.6%
Bank of America Corp.	1,435,612	30,478,043
First Hawaiian, Inc.	32,200	532,266
JPMorgan Chase & Co.	169,332	15,244,960
M&T Bank Corp.	21,300	2,203,059
PNC Financial Services Group, Inc.	130,072	12,450,492
Truist Financial Corp.	390,604	12,046,227
U.S. Bancorp	211,298	7,279,216
Wells Fargo & Co.	1,162,374	33,360,134
		113,594,397
Capital Markets - 3.9%
Brookfield Asset Management, Inc. Class A	54,830	2,426,228
Cboe Global Markets, Inc.	9,400	838,950
FS KKR Capital Corp.	6,000	18,000
Julius Baer Group Ltd.	17,220	576,826
KKR & Co. LP	168,393	3,952,184
Morgan Stanley	93,483	3,178,422
Northern Trust Corp.	246,045	18,566,556
Raymond James Financial, Inc.	52,400	3,311,680
S&P Global, Inc.	600	147,030
State Street Corp.	254,579	13,561,423
TPG Specialty Lending, Inc.	16,600	231,072
		46,808,371
Consumer Finance - 0.0%
Shriram Transport Finance Co. Ltd.	38,600	338,467
Insurance - 1.0%
Chubb Ltd. (a)	39,200	4,378,248
Marsh & McLennan Companies, Inc.	44,742	3,868,393
Old Republic International Corp.	14,100	215,025
The Travelers Companies, Inc.	27,300	2,712,255
		11,173,921
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	40,900	432,722
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	170,050	2,202,148

TOTAL FINANCIALS		174,550,026

HEALTH CARE - 19.8%
Biotechnology - 1.7%
AbbVie, Inc.	78,200	5,958,058
Alexion Pharmaceuticals, Inc. (b)	77,500	6,958,725
Amgen, Inc.	22,600	4,581,698
Intercept Pharmaceuticals, Inc. (b)	48,358	3,044,620
		20,543,101
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co.	10,500	2,412,585
Boston Scientific Corp. (b)	76,400	2,492,932
		4,905,517
Health Care Providers & Services - 8.4%
AmerisourceBergen Corp. (a)	93,010	8,231,385
Cardinal Health, Inc.	206,900	9,918,786
Cigna Corp.	110,790	19,629,772
CVS Health Corp.	414,664	24,602,015
McKesson Corp. (a)	113,088	15,296,283
Patterson Companies, Inc.	161,543	2,469,992
UnitedHealth Group, Inc.	77,900	19,426,702
		99,574,935
Pharmaceuticals - 9.3%
Bayer AG	336,233	19,265,647
Bristol-Myers Squibb Co. (a)	626,900	34,943,406
GlaxoSmithKline PLC sponsored ADR	581,394	22,029,019
Johnson & Johnson	238,859	31,321,581
Novartis AG sponsored ADR	1,625	133,981
Sanofi SA sponsored ADR	69,000	3,016,680
		110,710,314

TOTAL HEALTH CARE		235,733,867

INDUSTRIALS - 15.5%
Aerospace & Defense - 1.5%
General Dynamics Corp.	34,600	4,577,926
Huntington Ingalls Industries, Inc.	20,700	3,771,747
Safran SA	16,600	1,470,713
The Boeing Co.	34,700	5,175,158
United Technologies Corp.	34,487	3,253,159
		18,248,703
Air Freight & Logistics - 2.4%
C.H. Robinson Worldwide, Inc.	16,700	1,105,540
Expeditors International of Washington, Inc.	2,095	139,778
FedEx Corp.	40,800	4,947,408
United Parcel Service, Inc. Class B	239,872	22,408,842
		28,601,568
Building Products - 0.1%
Johnson Controls International PLC	22,500	606,600
Commercial Services & Supplies - 0.4%
Healthcare Services Group, Inc. (c)	155,600	3,720,396
Interface, Inc.	124,400	940,464
KAR Auction Services, Inc.	37,500	450,000
Ritchie Bros. Auctioneers, Inc.	4,000	137,000
		5,247,860
Electrical Equipment - 0.9%
Acuity Brands, Inc.	28,500	2,441,310
Hubbell, Inc. Class B	35,879	4,116,756
Rockwell Automation, Inc.	5,100	769,641
Vertiv Holdings LLC (d)	450,000	3,892,500
		11,220,207
Industrial Conglomerates - 5.9%
3M Co.	27,000	3,685,770
General Electric Co.	8,377,550	66,517,747
		70,203,517
Machinery - 1.1%
Caterpillar, Inc.	5,900	684,636
Cummins, Inc.	14,900	2,016,268
Donaldson Co., Inc.	73,800	2,850,894
Flowserve Corp.	66,400	1,586,296
Fortive Corp.	27,000	1,490,130
Nordson Corp.	6,200	837,434
Stanley Black & Decker, Inc.	7,800	780,000
Westinghouse Air Brake Co.	53,621	2,580,779
		12,826,437
Professional Services - 0.8%
RELX PLC (London Stock Exchange)	408,939	8,727,755
Robert Half International, Inc.	5,000	188,750
		8,916,505
Road & Rail - 1.5%
J.B. Hunt Transport Services, Inc.	84,282	7,773,329
Knight-Swift Transportation Holdings, Inc. Class A (a)	312,600	10,253,280
		18,026,609
Trading Companies & Distributors - 0.9%
Fastenal Co.	41,600	1,300,000
MSC Industrial Direct Co., Inc. Class A	2,000	109,940
Watsco, Inc.	54,692	8,642,977
		10,052,917

TOTAL INDUSTRIALS		183,950,923

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 0.6%
Cisco Systems, Inc.	177,404	6,973,751
IT Services - 2.7%
DXC Technology Co.	35,200	459,360
Fidelity National Information Services, Inc.	1,100	133,804
Genpact Ltd.	91,700	2,677,640
IBM Corp.	47,400	5,258,082
MasterCard, Inc. Class A	5,300	1,280,268
Unisys Corp. (b)	210,696	2,602,096
Visa, Inc. Class A	121,376	19,556,101
		31,967,351
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	19,200	1,721,280
Applied Materials, Inc.	52,700	2,414,714
Marvell Technology Group Ltd.	52,800	1,194,864
Qualcomm, Inc.	373,361	25,257,872
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	20,900	998,811
		31,587,541
Software - 8.2%
Microsoft Corp. (a)	467,318	73,700,719
Open Text Corp.	35,200	1,230,862
Oracle Corp.	124,791	6,031,149
SAP SE sponsored ADR	134,100	14,818,050
Temenos Group AG	8,880	1,157,505
		96,938,285
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc. (a)	136,758	34,776,192
HP, Inc.	103,200	1,791,552
		36,567,744

TOTAL INFORMATION TECHNOLOGY		204,034,672

MATERIALS - 1.2%
Chemicals - 0.8%
DuPont de Nemours, Inc.	124,100	4,231,810
LyondellBasell Industries NV Class A	34,500	1,712,235
Nutrien Ltd.	102,180	3,493,129
PPG Industries, Inc.	1,400	117,040
		9,554,214
Metals & Mining - 0.4%
BHP Billiton Ltd. sponsored ADR	133,900	4,912,791

TOTAL MATERIALS		14,467,005

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	19,000	4,137,250
CoreSite Realty Corp.	24,600	2,851,140
Equinix, Inc. (a)	5,800	3,622,506
Public Storage	9,400	1,866,934
Simon Property Group, Inc.	22,800	1,250,808
		13,728,638
UTILITIES - 0.5%
Electric Utilities - 0.3%
Duke Energy Corp.	29,200	2,361,696
Exelon Corp.	26,000	957,060
PPL Corp.	11,500	283,820
Southern Co.	7,900	427,706
		4,030,282
Multi-Utilities - 0.2%
Sempra Energy	17,900	2,022,521

TOTAL UTILITIES		6,052,803

TOTAL COMMON STOCKS
(Cost $1,137,399,005)		1,145,419,217

Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. Series A, 6.125%
(Cost $4,127,520)	73,500	4,017,177
	Principal Amount	Value

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Intercept Pharmaceuticals, Inc. 2% 5/15/26 (Cost $594,463)	580,000	493,458
	Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund 0.29% (e)	41,252,580	41,264,956
Fidelity Securities Lending Cash Central Fund 0.28% (e)(f)	1,443,288	1,443,577
TOTAL MONEY MARKET FUNDS
(Cost $42,704,115)		42,708,533
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,184,825,103)		1,192,638,385
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(4,631,992)
NET ASSETS - 100%		$1,188,006,393

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
AmerisourceBergen Corp.	Chicago Board Options Exchange	209	$1,849,650	$95.00	5/15/20	$(74,195)
Apple, Inc.	Chicago Board Options Exchange	122	3,102,338	320.00	6/19/20	(18,910)
Bristol-Myers Squibb Co.	Chicago Board Options Exchange	931	5,189,394	60.00	5/15/20	(108,927)
Chubb Ltd.	Chicago Board Options Exchange	382	4,266,558	155.00	5/15/20	(41,065)
Comcast Corp. Class A	Chicago Board Options Exchange	1,305	4,486,590	40.00	6/19/20	(128,543)
Equinix, Inc.	Chicago Board Options Exchange	17	1,061,769	700.00	6/19/20	(44,880)
Knight-Swift Transportation Holdings, Inc.	Chicago Board Options Exchange	938	3,076,640	40.00	5/15/20	(70,350)
McKesson Corp.	Chicago Board Options Exchange	157	2,123,582	160.00	5/15/20	(38,073)
Microsoft Corp.	Chicago Board Options Exchange	225	3,548,475	200.00	5/15/20	(12,375)
NIKE, Inc.	Chicago Board Options Exchange	253	2,093,322	95.00	5/15/20	(30,234)
Procter & Gamble Co.	Chicago Board Options Exchange	153	1,683,000	120.00	5/15/20	(41,769)
TJX Companies, Inc.	Chicago Board Options Exchange	524	2,505,244	65.00	7/17/20	(40,610)
Verizon Communications, Inc.	Chicago Board Options Exchange	287	1,542,051	57.50	6/19/20	(42,907)
Walmart, Inc.	Chicago Board Options Exchange	384	4,363,008	120.00	6/19/20	(174,720)
Walmart, Inc.	Chicago Board Options Exchange	182	2,067,884	125.00	6/19/20	(55,146)
TOTAL WRITTEN OPTIONS						$(922,704)

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $42,959,505.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,892,500 or 0.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Vertiv Holdings LLC	2/6/20	$4,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$211,334
Fidelity Securities Lending Cash Central Fund	107,186
Total	$318,520

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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